UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 109.1%
Aerospace - 1.5%
Alliant Techsystems, Inc., 5.25%, 2021 (n)		$375,000	$377,813
BE Aerospace, Inc., 5.25%, 2022		500,000	503,750
Bombardier, Inc., 7.5%, 2018 (n)		760,000	847,400
Bombardier, Inc., 7.75%, 2020 (n)		930,000	1,028,813
Bombardier, Inc., 6.125%, 2023 (n)		830,000	817,550
CPI International, Inc., 8%, 2018		985,000	1,034,250
Huntington Ingalls Industries, Inc., 7.125%, 2021		1,755,000	1,934,888
Kratos Defense & Security Solutions, Inc., 10%, 2017		2,005,000	2,150,293

			$8,694,757
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$161,085	$186,859

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 2020		$845,000	$921,050
Jones Group, Inc., 6.875%, 2019		1,085,000	1,109,413
PVH Corp., 7.375%, 2020		1,185,000	1,291,650
PVH Corp., 4.5%, 2022		1,220,000	1,149,850

			$4,471,963
Asset-Backed & Securitized - 4.5%
Banc of America Commercial Mortgage, Inc., FRN, 5.746%, 2051		$1,895,079	$2,084,333
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		338,979	342,148
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040 (z)		2,440,310	1,305,408
Citigroup Commercial Mortgage Trust, FRN, 5.707%, 2049		390,311	46,669
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,400,000	1,461,195
Crest Ltd., CDO, 7%, 2040 (a)(d)		2,594,456	129,723
Falcon Franchise Loan LLC, FRN, 13.873%, 2025 (i)(z)		482,391	163,531
First Union National Bank Commercial Mortgage Trust, FRN, 1.741%, 2043 (i)(z)		689,148	838
First Union-Lehman Brothers Bank of America, FRN, 0.598%, 2035 (i)		6,282,340	123,800
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		115,711	118,199
GMAC LLC, FRN, 8.071%, 2034 (d)(n)(q)		1,177,015	942,183
Goldman Sachs Mortgage Securities Corp., FRN, 5.806%, 2045		2,092,305	2,306,325
Greenwich Capital Commercial Funding Corp., 5.475%, 2039		1,745,342	1,869,343
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,547,137	1,680,259
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049		2,000,000	2,232,884
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.994%, 2051		270,000	146,414
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,526,838	1,649,402
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.872%, 2045		1,590,000	1,737,288
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.813%, 2049		2,243,253	2,331,417
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.247%, 2030 (i)		851,379	23,015
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 2049		1,674,000	1,755,117
Morgan Stanley Capital I, Inc., FRN, 1.411%, 2039 (i)(z)		3,416,219	22,752
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (n)		854,916	861,756
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.921%, 2051		1,000,000	1,099,192
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,286,050	1,352,804

			$25,785,995
Automotive - 2.5%
Accuride Corp., 9.5%, 2018		$1,365,000	$1,361,588
Allison Transmission, Inc., 7.125%, 2019 (n)		1,630,000	1,760,400
FCE Bank PLC, 1.875%, 2016	EUR	300,000	411,788
Ford Motor Credit Co. LLC, 1.7%, 2016		$1,000,000	1,011,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
General Motors Financial Co., 4.25%, 2023		$575,000	$550,563
General Motors Financial Co., Inc., 6.75%, 2018		955,000	1,091,088
Goodyear Tire & Rubber Co., 6.5%, 2021		1,225,000	1,306,156
Goodyear Tire & Rubber Co., 7%, 2022		420,000	456,750
Harley-Davidson Financial Services, 2.7%, 2017 (n)		600,000	622,167
Hyundai Capital America, 4%, 2017 (n)		256,000	271,525
Jaguar Land Rover PLC, 7.75%, 2018 (n)		390,000	419,250
Jaguar Land Rover PLC, 8.125%, 2021 (n)		2,020,000	2,287,650
Jaguar Land Rover PLC, 5.625%, 2023 (n)		470,000	479,400
Lear Corp., 8.125%, 2020		484,000	529,980
Lear Corp., 4.75%, 2023 (n)		290,000	274,050
RCI Banque S.A., 4.375%, 2015	EUR	400,000	557,594
RCI Banque S.A., 4.25%, 2017	EUR	400,000	586,379
TRW Automotive, Inc., 4.5%, 2021 (n)		$500,000	506,250

			$14,484,372
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$700,000	$817,601

Broadcasting - 3.8%
AMC Networks, Inc., 7.75%, 2021		$1,074,000	$1,205,565
Clear Channel Communications, Inc., 9%, 2021		1,001,000	1,011,010
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		245,000	250,513
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		945,000	970,988
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		55,000	57,750
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		1,270,000	1,339,850
Hughes Network Systems LLC, 7.625%, 2021		650,000	737,750
IAC/InterActive Corp., 4.875%, 2018 (n)		185,000	190,550
IAC/InterActive Corp., 4.75%, 2022		735,000	692,738
Inmarsat Finance PLC, 7.375%, 2017 (n)		835,000	864,225
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)		860,000	887,950
Intelsat Jackson Holdings S.A., 6.625%, 2022		1,545,000	1,595,213
Intelsat S.A., 8.125%, 2023 (n)		1,215,000	1,315,238
Liberty Media Corp., 8.5%, 2029		1,280,000	1,395,200
Liberty Media Corp., 8.25%, 2030		50,000	52,875
Myriad International Holdings B.V., 6.375%, 2017		490,000	539,000
Myriad International Holdings B.V., 6%, 2020 (n)		1,265,000	1,328,250
Netflix, Inc., 5.375%, 2021 (n)		945,000	953,269
Nexstar Broadcasting, Inc., 6.875%, 2020		880,000	939,400
SES S.A., 3.6%, 2023 (n)		226,000	219,880
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)		360,000	336,150
SIRIUS XM Radio, Inc., 5.875%, 2020 (n)		130,000	131,463
SIRIUS XM Radio, Inc., 5.75%, 2021 (n)		195,000	194,756
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)		180,000	186,075
Univision Communications, Inc., 6.875%, 2019 (n)		1,035,000	1,110,038
Univision Communications, Inc., 7.875%, 2020 (n)		940,000	1,034,000
Univision Communications, Inc., 8.5%, 2021 (n)		685,000	751,788
Vivendi S.A., 4%, 2017	EUR	400,000	585,965
WPP Finance, 3.625%, 2022		$645,000	635,116

			$21,512,565
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 2019		$2,295,000	$2,467,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - 3.0%
Allegion U.S. Holding Co., Inc., 5.75%, 2021 (n)		$1,045,000	$1,078,963
Boise Cascade Co., 6.375%, 2020		640,000	667,200
Building Materials Holding Corp., 6.875%, 2018 (n)		885,000	933,675
Building Materials Holding Corp., 7%, 2020 (n)		470,000	501,725
Building Materials Holding Corp., 6.75%, 2021 (n)		715,000	767,731
CEMEX Espana S.A., 9.25%, 2020 (n)		785,000	848,978
CEMEX Finance LLC, 9.375%, 2022		335,000	373,525
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		202,000	202,000
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)		405,000	411,075
CEMEX S.A.B. de C.V., 9.25%, 2020		335,000	362,303
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		746,000	766,515
CEMEX S.A.B. de C.V., FRN, 5.246%, 2015 (n)		552,000	567,180
CRH Finance Ltd., 3.125%, 2023	EUR	300,000	413,576
Gibraltar Industries, Inc., 6.25%, 2021		$365,000	378,231
HD Supply, Inc., 8.125%, 2019		560,000	622,650
HD Supply, Inc., 7.5%, 2020		1,580,000	1,686,650
Headwaters, Inc., 7.25%, 2019 (z)		335,000	343,375
Headwaters, Inc., 7.625%, 2019		265,000	286,200
Holcim GB Finance Ltd., 8.75%, 2017	GBP	200,000	394,929
Lafarge S.A., 6.625%, 2018	EUR	450,000	696,435
Mohawk Industries, Inc., 3.85%, 2023		$653,000	639,124
Nortek, Inc., 8.5%, 2021		1,170,000	1,292,850
Odebrecht Finance Ltd., 7.125%, 2042 (n)		419,000	392,813
Owens Corning, Inc., 4.2%, 2022		364,000	359,589
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		718,000	805,955
USG Corp., 6.3%, 2016		700,000	750,750
USG Corp., 7.875%, 2020 (n)		525,000	593,250
USG Corp., 5.875%, 2021 (n)		245,000	257,863

			$17,395,110
Business Services - 1.4%
Equinix, Inc., 4.875%, 2020		$615,000	$618,075
Equinix, Inc., 5.375%, 2023		530,000	519,400
Fidelity National Information Services, Inc., 5%, 2022		870,000	897,968
First Data Corp., 10.625%, 2021 (n)		1,040,000	1,133,600
iGate Corp., 9%, 2016		1,652,000	1,746,990
Iron Mountain, Inc., 8.375%, 2021		611,000	653,770
Iron Mountain, Inc., 6%, 2023		780,000	802,425
Lender Processing Services, Inc., 5.75%, 2023		330,000	346,500
NeuStar, Inc., 4.5%, 2023		775,000	664,563
Tencent Holdings Ltd., 3.375%, 2018 (n)		664,000	674,344

			$8,057,635
Cable TV - 2.6%
CCO Holdings LLC, 8.125%, 2020		$1,600,000	$1,740,000
CCO Holdings LLC, 7.375%, 2020		390,000	424,125
CCO Holdings LLC, 6.5%, 2021		705,000	736,725
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		415,000	403,588
Cequel Communications Holdings, 6.375%, 2020 (n)		775,000	792,438
Cequel Communications Holdings I LLC, 5.125%, 2021 (n)		240,000	225,600
Comcast Corp., 4.65%, 2042		700,000	670,784
DISH DBS Corp., 6.75%, 2021		890,000	950,075
DISH DBS Corp., 5%, 2023		755,000	707,813
Lynx I Corp., 5.375%, 2021 (n)		520,000	521,300
Lynx II Corp., 6.375%, 2023 (n)		340,000	346,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Nara Cable Funding Ltd., 8.875%, 2018 (n)		$235,000	$254,975
Nara Cable Funding Ltd., 8.875%, 2018	EUR	300,000	438,597
Shaw Communications, Inc., 5.65%, 2019	CAD	475,000	481,820
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	450,000	652,433
Time Warner Cable, Inc., 5.75%, 2031	GBP	250,000	371,577
Time Warner Cable, Inc., 4.5%, 2042		$630,000	482,240
Unitymedia Hessen, 5.5%, 2023 (n)		670,000	670,000
UPC Holding B.V., 9.875%, 2018 (n)		870,000	926,550
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,371,640
Virgin Media Finance PLC, 8.375%, 2019		194,000	209,763
Virgin Media Finance PLC, 5.5%, 2021	GBP	300,000	494,403
VTR Finance B.V., 6.875%, 2024 (z)		$207,000	207,240
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	680,000	974,435

			$15,054,921
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 5.875%, 2021		$480,000	$511,200
Celanese U.S. Holdings LLC, 4.625%, 2022		405,000	391,838
CF Industries, Inc., 3.45%, 2023		577,000	536,863
Dow Chemical Co., 8.55%, 2019		800,000	1,029,326
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		810,000	872,775
FMC Corp., 4.1%, 2024		426,000	433,354
Hexion U.S. Finance Corp., 6.625%, 2020		500,000	518,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,015,000	1,055,600
Huntsman International LLC, 8.625%, 2021		1,740,000	1,961,850
INEOS Finance PLC, 8.375%, 2019 (n)		1,390,000	1,532,475
INEOS Group Holdings S.A., 6.125%, 2018 (n)		920,000	936,100
LYB International Finance B.V., 4%, 2023		270,000	272,414
LyondellBasell Industries N.V., 5.75%, 2024		237,000	271,305
NOVA Chemicals Corp., 5.25%, 2023 (n)		1,017,000	1,042,425
Polypore International, Inc., 7.5%, 2017		460,000	486,450
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	591,982
Taminco Global Chemical Corp., 9.75%, 2020 (z)		1,200,000	1,356,000
Tronox Finance LLC, 6.375%, 2020		1,025,000	1,037,813

			$14,838,520
Computer Software - 0.6%
Infor (US), Inc., 11.5%, 2018		$730,000	$843,150
Syniverse Holdings, Inc., 9.125%, 2019		1,465,000	1,598,681
VeriSign, Inc., 4.625%, 2023		870,000	833,025

			$3,274,856
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 2021 (n)		$820,000	$854,850
Audatex North America, Inc., 6.125%, 2023 (n)		220,000	227,700
CDW LLC/CDW Finance Corp., 12.535%, 2017		44,000	46,090
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,145,000	1,256,638

			$2,385,278
Conglomerates - 1.9%
Alstom S.A., 2.25%, 2017	EUR	400,000	$545,466
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,490,000	1,560,775
BC Mountain LLC, 7%, 2021 (n)		1,200,000	1,230,000
Dynacast International LLC, 9.25%, 2019		755,000	833,331
Griffon Corp., 7.125%, 2018		1,415,000	1,496,363
Metalloinvest Finance Ltd., 5.625%, 2020 (n)		708,000	679,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - continued
Renaissance Acquisition, 6.875%, 2021 (n)		$1,300,000	$1,303,250
Rexel S.A., 6.125%, 2019 (n)		1,085,000	1,128,400
Rexel S.A., 5.25%, 2020 (n)		250,000	251,250
Siemens Financierings N.V., 5.25% to 2016, FRN to 2066	EUR	300,000	433,944
Siemens Financierings N.V., 6.125% to 2016, FRN to 2066	GBP	150,000	266,558
Silver II Borrower, 7.75%, 2020 (n)		$940,000	996,400
Votorantim Cimentos S.A., 5.25%, 2017	EUR	250,000	361,543

			$11,086,960
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021		$590,000	$595,900

Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 2021		$935,000	$995,775
Henkel AG & Co. KGaA, 5.375% to 2015, FRN to 2104	EUR	300,000	427,220
Jarden Corp., 7.5%, 2020		$1,335,000	1,441,800
Mattel, Inc., 1.7%, 2018		192,000	190,663
Prestige Brands, Inc., 8.125%, 2020		373,000	416,828
Prestige Brands, Inc., 5.375%, 2021 (z)		350,000	350,000
Prosegur Compania de Seguridad S.A., 2.75%, 2018	EUR	400,000	551,915
Reckitt Benckiser Treasury Services PLC, 3.625%, 2023 (n)		$500,000	505,230
Spectrum Brands, Inc., 6.375%, 2020		750,000	796,875

			$5,676,306
Consumer Services - 1.0%
ADT Corp., 6.25%, 2021 (n)		$1,300,000	$1,344,135
ADT Corp., 4.125%, 2023		370,000	325,551
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		475,000	480,344
Monitronics International, Inc., 9.125%, 2020		1,495,000	1,592,175
QVC, Inc., 7.375%, 2020 (n)		620,000	672,735
Service Corp. International, 7%, 2017		1,345,000	1,516,488

			$5,931,428
Containers - 2.1%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		$770,000	$822,938
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		1,450,000	1,576,875
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		750,000	819,375
Ball Corp., 5%, 2022		1,083,000	1,076,231
Ball Corp., 4%, 2023		85,000	77,563
Berry Plastics Group, Inc., 9.5%, 2018		340,000	362,100
Berry Plastics Group, Inc., 9.75%, 2021		460,000	529,000
Beverage Packaging Holdings Group, 6%, 2017 (z)		145,000	148,625
Crown American LLC, 4.5%, 2023		1,635,000	1,549,163
Exopack Holdings S.A., 7.875%, 2019 (n)		630,000	652,050
Greif, Inc., 6.75%, 2017		580,000	641,625
Reynolds Group, 7.125%, 2019		910,000	962,325
Reynolds Group, 9.875%, 2019		375,000	414,375
Reynolds Group, 5.75%, 2020		600,000	613,500
Reynolds Group, 8.25%, 2021		1,735,000	1,843,438

			$12,089,183
Defense Electronics - 0.3%
BAE Systems PLC, 4.125%, 2022	GBP	350,000	$589,178
Ducommun, Inc., 9.75%, 2018		$1,017,000	1,139,040

			$1,728,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015		$355,000	$353,225
Avaya, Inc., 7%, 2019 (n)		245,000	241,938

			$595,163
Electronics - 0.6%
Nokia Corp., 5.375%, 2019		$325,000	$335,969
Nokia Corp., 6.625%, 2039		250,000	248,750
NXP B.V., 5.75%, 2021 (n)		280,000	289,800
NXP B.V., 5.75%, 2023 (n)		400,000	400,000
Sensata Technologies B.V., 6.5%, 2019 (n)		1,045,000	1,123,375
Tyco Electronics Group S.A., 6.55%, 2017		700,000	812,243

			$3,210,137
Emerging Market Quasi-Sovereign - 6.3%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$946,000	$875,050
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		412,000	401,700
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)		878,000	854,953
BNDES Participacoes S.A., 6.5%, 2019 (n)		607,000	653,284
CNOOC Finance (2013) Ltd., 3%, 2023		389,000	345,303
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		1,242,000	1,283,290
CNPC General Capital Ltd., 3.4%, 2023 (n)		391,000	358,998
Comision Federal de Electricidad, 4.875%, 2024 (n)		211,000	208,363
Comision Federal de Electricidad, 5.75%, 2042 (n)		915,000	848,663
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)		206,000	168,057
Dolphin Energy Ltd., 5.5%, 2021 (n)		441,000	484,571
Ecopetrol S.A., 7.375%, 2043		474,000	511,920
Gaz Capital S.A., 3.85%, 2020 (n)		960,000	912,000
Gaz Capital S.A., 3.389%, 2020	EUR	250,000	332,960
Gaz Capital S.A., 5.999%, 2021 (n)		$1,941,000	2,011,361
Gaz Capital S.A., 4.95%, 2028 (n)		820,000	705,200
Gazprom Neft, 4.375%, 2022 (n)		383,000	345,658
Gazprom Neft, 6%, 2023 (n)		471,000	469,823
KazAgro National Management Holding, 4.625%, 2023 (n)		382,000	345,710
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)		316,000	312,050
KazMunayGas National Co., 4.4%, 2023 (n)		285,000	258,638
Magyar Export-Import Bank, 5.5%, 2018 (n)		238,000	246,330
Majapahit Holding B.V., 7.25%, 2017 (n)		1,469,000	1,604,883
Majapahit Holding B.V., 8%, 2019 (n)		1,197,000	1,328,670
Majapahit Holding B.V., 7.75%, 2020 (n)		1,045,000	1,139,050
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)		448,000	458,640
OJSC Russian Agricultural Bank, 5.1%, 2018 (n)		346,000	349,893
Pemex Project Funding Master Trust, 5.75%, 2018		1,341,000	1,482,140
Pertamina PT, 5.25%, 2021 (n)		511,000	486,728
Pertamina PT, 4.875%, 2022 (n)		540,000	492,750
Pertamina PT, 4.3%, 2023 (n)		323,000	273,743
Pertamina PT, 5.625%, 2043 (n)		371,000	284,743
Petroleos Mexicanos, 8%, 2019		1,382,000	1,661,855
Petroleos Mexicanos, 6%, 2020		805,000	888,519
Petroleos Mexicanos, 5.5%, 2021		1,360,000	1,448,400
Petroleos Mexicanos, 4.875%, 2022		1,048,000	1,065,928
Petroleos Mexicanos, 4.875%, 2024 (z)		286,000	284,639
Petroleos Mexicanos, 4.875%, 2024		354,000	352,866
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)		476,000	592,025
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		462,542	489,716
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)		752,000	721,920
PTT PLC, 3.375%, 2022 (n)		430,000	385,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Qtel International Finance Ltd., 3.875%, 2028 (n)	$205,000	$180,400
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,451,400
Rosneft, 4.199%, 2022 (n)	944,000	853,140
Sberbank of Russia, 6.125%, 2022 (n)	1,439,000	1,500,158
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	666,000	595,817
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	548,000	468,427
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	544,000	530,210
Vnesheconombank, 6.025%, 2022 (n)	283,000	285,123
Vnesheconombank, 5.942%, 2023 (n)	357,000	352,091
VTB Capital S.A., 6%, 2017 (n)	1,176,000	1,248,030

		$36,191,494
Emerging Market Sovereign - 6.2%
Dominican Republic, 7.5%, 2021 (n)	$879,000	$959,209
Dominican Republic, 6.6%, 2024 (n)	188,000	187,530
Dominican Republic, 5.875%, 2024 (n)	206,000	196,730
Federative Republic of Brazil, 4.25%, 2025	372,000	347,262
Oriental Republic of Uruguay, 4.5%, 2024	567,000	559,204
Republic of Colombia, 8.125%, 2024	679,000	858,935
Republic of Colombia, 6.125%, 2041	658,000	685,965
Republic of Croatia, 5.5%, 2023 (n)	412,000	392,430
Republic of Guatemala, 5.75%, 2022 (n)	387,000	401,513
Republic of Hungary, 5.375%, 2023	674,000	658,835
Republic of Indonesia, 6.875%, 2018	838,000	933,323
Republic of Indonesia, 11.625%, 2019	733,000	965,728
Republic of Indonesia, 4.875%, 2021 (n)	671,000	661,774
Republic of Indonesia, 3.375%, 2023 (n)	517,000	442,035
Republic of Indonesia, 5.875%, 2024 (z)	225,000	229,219
Republic of Lithuania, 6.125%, 2021 (n)	499,000	562,523
Republic of Lithuania, 6.625%, 2022 (n)	1,425,000	1,654,781
Republic of Panama, 8.875%, 2027	1,273,000	1,699,455
Republic of Panama, 9.375%, 2029	873,000	1,204,740
Republic of Paraguay, 4.625%, 2023 (n)	212,000	204,050
Republic of Peru, 7.35%, 2025	544,000	677,280
Republic of Peru, 8.75%, 2033	629,000	883,745
Republic of Philippines, 5.5%, 2026	802,000	882,200
Republic of Poland, 5%, 2022	609,000	651,630
Republic of Romania, 6.75%, 2022 (n)	1,074,000	1,212,278
Republic of Romania, 4.375%, 2023 (n)	486,000	461,093
Republic of Romania, 4.875%, 2024 (z)	328,000	323,145
Republic of Serbia, 5.25%, 2017 (n)	207,000	209,070
Republic of Slovakia, 4.375%, 2022 (n)	1,562,000	1,624,480
Republic of Trinidad & Tobago, 4.375%, 2024 (z)	213,000	219,390
Republic of Turkey, 7%, 2019	790,000	860,373
Republic of Turkey, 5.625%, 2021	670,000	669,163
Republic of Turkey, 6.25%, 2022	646,000	661,375
Republic of Venezuela, 5.75%, 2016	1,123,000	904,015
Republic of Venezuela, 7.65%, 2025	673,000	390,340
Republic of Vietnam, 6.75%, 2020	537,000	579,960
Russian Federation, 4.5%, 2022 (n)	600,000	599,400
Russian Federation, 4.875%, 2023 (n)	1,200,000	1,203,000
Russian Federation, 7.5%, 2030	835,120	961,641
Russian Federation, 5.625%, 2042 (n)	600,000	582,900
Ukraine Government International, 6.58%, 2016	1,418,000	1,279,206
United Mexican States, 3.625%, 2022	1,710,000	1,682,640
United Mexican States, 4%, 2023	1,364,000	1,343,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
United Mexican States, 8.5%, 2029	MXN	29,290,000	$2,436,136
United Mexican States, 5.75%, 2110		$408,000	371,280

			$35,474,521
Energy - Independent - 6.0%
Afren PLC, 11.5%, 2016 (n)		$335,000	$383,575
Afren PLC, 10.25%, 2019 (n)		219,000	251,522
Antero Resources Finance Corp., 6%, 2020		430,000	453,113
Antero Resources Finance Corp., 5.375%, 2021 (n)		1,020,000	1,027,650
Bill Barrett Corp., 7%, 2022		655,000	682,838
BreitBurn Energy Partners LP, 8.625%, 2020		435,000	468,713
BreitBurn Energy Partners LP, 7.875%, 2022		1,405,000	1,494,569
Carrizo Oil & Gas, Inc., 8.625%, 2018		370,000	399,600
Carrizo Oil & Gas, Inc., 7.5%, 2020		480,000	523,200
Chaparral Energy, Inc., 7.625%, 2022		1,340,000	1,443,850
Cimarex Energy Co., 5.875%, 2022		270,000	287,550
Concho Resources, Inc., 6.5%, 2022		1,125,000	1,212,188
Concho Resources, Inc., 5.5%, 2023		780,000	787,800
Continental Resources, Inc., 4.5%, 2023		315,000	322,790
Denbury Resources, Inc., 8.25%, 2020		1,140,000	1,248,300
Denbury Resources, Inc., 4.625%, 2023		575,000	530,438
Energy XXI Gulf Coast, Inc., 9.25%, 2017		1,190,000	1,309,000
Energy XXI Gulf Coast, Inc., 7.5%, 2021 (n)		445,000	461,688
EP Energy LLC, 6.875%, 2019		330,000	355,163
EP Energy LLC, 9.375%, 2020		1,280,000	1,472,000
EP Energy LLC, 7.75%, 2022		2,590,000	2,861,950
EPL Oil & Gas, Inc., 8.25%, 2018		1,040,000	1,118,000
Halcon Resources Corp., 8.875%, 2021		1,835,000	1,830,413
Harvest Operations Corp., 6.875%, 2017		1,590,000	1,733,100
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)		350,000	378,000
Laredo Petroleum, Inc., 9.5%, 2019		730,000	813,038
Laredo Petroleum, Inc., 5.625%, 2022 (z)		150,000	149,250
Laredo Petroleum, Inc., 7.375%, 2022		255,000	278,588
LINN Energy LLC, 8.625%, 2020		45,000	48,600
LINN Energy LLC, 7.75%, 2021		1,512,000	1,602,720
MEG Energy Corp., 6.5%, 2021 (n)		1,030,000	1,071,200
Northern Blizzard Resources, Inc., 7.25%, 2022 (z)		715,000	715,000
Oasis Petroleum, Inc., 6.875%, 2022 (n)		530,000	561,800
Pioneer Natural Resources Co., 6.65%, 2017		700,000	805,004
QEP Resources, Inc., 6.875%, 2021		1,100,000	1,185,250
Range Resources Corp., 5%, 2022		720,000	713,700
SandRidge Energy, Inc., 8.125%, 2022		1,805,000	1,888,481
SM Energy Co., 6.5%, 2021		1,075,000	1,144,875
Whiting Petroleum Corp., 5%, 2019		485,000	498,338

			$34,512,854
Energy - Integrated - 0.9%
BG Energy Capital PLC, FRN, 6.5%, 2072	EUR	350,000	$521,610
Eni S.p.A., 4%, 2020	EUR	300,000	450,137
Listrindo Capital B.V., 6.95%, 2019 (n)		$239,000	244,378
LUKOIL International Finance B.V., 4.563%, 2023 (n)		1,529,000	1,410,503
Murphy Oil Corp., 2.5%, 2017		700,000	717,221
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		1,145,000	1,202,250
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		419,000	380,243

			$4,926,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019		$875,000	$888,125

Entertainment - 1.0%
Activision Blizzard, Inc., 6.125%, 2023 (n)		$1,045,000	$1,089,413
Cedar Fair LP, 9.125%, 2018		575,000	621,000
Cedar Fair LP, 5.25%, 2021		1,130,000	1,127,175
Cinemark USA, Inc., 5.125%, 2022		1,045,000	1,017,569
Cinemark USA, Inc., 4.875%, 2023		780,000	737,100
Six Flags Entertainment Corp., 5.25%, 2021 (n)		1,325,000	1,311,750

			$5,904,007
Financial Institutions - 4.1%
Aircastle Ltd., 4.625%, 2018		$790,000	$795,925
Aviation Capital Group, 4.625%, 2018 (n)		685,000	716,558
Aviation Capital Group, 6.75%, 2021 (n)		745,000	817,224
CIT Group, Inc., 5.25%, 2018		1,615,000	1,719,975
CIT Group, Inc., 6.625%, 2018 (n)		1,447,000	1,620,640
CIT Group, Inc., 5.5%, 2019 (n)		1,024,000	1,090,560
CIT Group, Inc., 5%, 2022		875,000	870,625
General Electric Capital Corp., 3.1%, 2023		1,488,000	1,434,274
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		300,000	325,500
Icahn Enterprises LP, 6%, 2020		420,000	433,125
Icahn Enterprises LP, 6%, 2020 (z)		535,000	554,394
Icahn Enterprises LP, 5.875%, 2022 (n)		1,085,000	1,075,506
International Lease Finance Corp., 7.125%, 2018 (n)		1,437,000	1,663,328
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		535,000	541,019
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		640,000	646,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019		345,000	387,263
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		1,560,000	1,591,200
PHH Corp., 7.375%, 2019		810,000	872,775
PHH Corp., 6.375%, 2021		330,000	330,825
SLM Corp., 8.45%, 2018		1,325,000	1,535,344
SLM Corp., 4.875%, 2019		276,000	273,213
SLM Corp., 8%, 2020		2,125,000	2,372,031
SLM Corp., 7.25%, 2022		935,000	991,100
TMK Capital S.A., 6.75%, 2020 (n)		753,000	721,058

			$23,379,862
Food & Beverages - 1.7%
Ajecorp B.V., 6.5%, 2022 (n)		$413,000	$394,415
B&G Foods, Inc., 4.625%, 2021		460,000	445,625
BFF International Ltd., 7.25%, 2020		290,000	316,100
BRF S.A., 5.875%, 2022 (n)		216,000	213,840
BRF S.A., 3.95%, 2023 (n)		205,000	174,250
Coca-Cola HBC Finance B.V., 4.25%, 2016	EUR	348,000	508,755
Constellation Brands, Inc., 3.75%, 2021		$150,000	143,438
Constellation Brands, Inc., 4.25%, 2023		1,460,000	1,379,700
Cosan Luxembourg S.A., 5%, 2023 (n)		205,000	174,763
Darling Escrow Corp., 5.375%, 2022 (n)		815,000	821,113
Embotelladora Andina S.A., 5%, 2023 (n)		418,000	420,654
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		417,000	418,499
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		790,000	772,225
JBS Investments GmbH, 7.75%, 2020 (n)		402,000	412,050
Kraft Foods Group, Inc., 2.25%, 2017		700,000	718,838
Sun Merger Sub, Inc., 5.875%, 2021 (n)		1,170,000	1,187,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 6.6%, 2016		$820,000	$914,681
Wm. Wrigley Jr. Co., 2.9%, 2019 (n)		239,000	241,021

			$9,657,517
Forest & Paper Products - 0.8%
Appvion, Inc., 9%, 2020 (n)		$795,000	$816,863
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)		709,000	779,900
International Paper Co., 6%, 2041		700,000	795,110
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		475,000	495,188
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	871,967
Tembec Industries, Inc., 11.25%, 2018		$550,000	603,625

			$4,362,653
Furniture & Appliances - 0.0%
Arcelik A.S., 5%, 2023 (n)		$215,000	$183,868

Gaming & Lodging - 1.9%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$400,000	$378,000
Carnival Corp., 1.2%, 2016		500,000	501,880
CCM Merger, Inc., 9.125%, 2019 (z)		890,000	938,950
Chester Downs & Marina LLC, 9.25%, 2020 (n)		425,000	417,563
Hilton Worldwide Finance Co., 5.625%, 2021 (n)		605,000	626,175
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016		480,000	485,271
Isle of Capri Casinos, Inc., 8.875%, 2020		630,000	681,975
Isle of Capri Casinos, Inc., 5.875%, 2021		165,000	167,888
MGM Resorts International, 11.375%, 2018		490,000	629,650
MGM Resorts International, 6.625%, 2021		820,000	873,300
Pinnacle Entertainment, Inc., 8.75%, 2020		610,000	667,950
Playa Resorts Holdings B.V., 8%, 2020 (n)		164,000	174,660
PNK Finance Corp., 6.375%, 2021 (n)		565,000	579,125
Ryman Hospitality Properties, Inc., REIT, 5%, 2021		465,000	456,863
Seven Seas Cruises S. DE R.L., 9.125%, 2019		1,150,000	1,270,750
Wyndham Worldwide Corp., 2.5%, 2018		650,000	657,989
Wyndham Worldwide Corp., 5.625%, 2021		132,000	144,112
Wynn Las Vegas LLC, 7.75%, 2020		1,250,000	1,390,625

			$11,042,726
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 2020		$380,000	$393,300

Industrial - 0.8%
Dematic S.A., 7.75%, 2020 (n)		$1,395,000	$1,482,188
Howard Hughes Corp., 6.875%, 2021 (n)		765,000	797,513
Hyva Global B.V., 8.625%, 2016 (n)		702,000	698,490
Mueller Water Products, Inc., 8.75%, 2020		613,000	686,560
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		795,000	858,600

			$4,523,351
Insurance - 1.1%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$484,000	$614,634
American International Group, Inc. , 4.875% to 2017, FRN to 2067	EUR	600,000	806,387
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 2042	EUR	200,000	313,592
Aviva PLC, 5.7% to 2015, FRN to 2049	EUR	400,000	561,059
CNP Assurances S.A. , 6% to 2020, FRN to 2040	EUR	400,000	579,941
Delta Lloyd N.V., FRN, 9%, 2042	EUR	450,000	744,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
Five Corners Funding Trust, 4.419%, 2023 (n)		$470,000	$471,953
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		923,000	1,186,055
Unum Group, 7.125%, 2016		829,000	947,643

			$6,226,100
Insurance - Property & Casualty - 1.1%
Amlin PLC, 6.5% to 2016, FRN to 2026	GBP	200,000	$340,287
Clerical Medical Finance PLC, 4.25% to 2015, FRN to 2049	EUR	500,000	681,093
CNA Financial Corp., 5.875%, 2020		$700,000	810,559
Mapfre S.A., 5.125%, 2015	EUR	300,000	430,094
Marsh & McLennan Cos., Inc., 2.55%, 2018		$330,000	334,068
QBE Capital Funding III Ltd., 7.5% to 2021, FRN to 2041	GBP	300,000	528,078
XL Group PLC, 6.5% to 2017, FRN to 2049		$1,825,000	1,788,500
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,310,000	1,401,700

			$6,314,379
International Market Quasi-Sovereign - 1.5%
Eksportfinans A.S.A., 5.5%, 2016		$315,000	$332,798
Eksportfinans A.S.A., 5.5%, 2017		375,000	397,500
Electricite de France, FRN, 5.25%, 2049 (n)		1,413,000	1,365,311
ESB Finance Ltd., 4.375%, 2019	EUR	400,000	606,653
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		$843,000	919,924
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		2,268,000	2,415,420
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		2,155,000	2,332,788

			$8,370,394
International Market Sovereign - 1.2%
Commonwealth of Australia, 5.75%, 2021	AUD	924,000	$915,056
Government of Japan, 1.1%, 2020	JPY	308,000,000	3,165,849
Government of Japan, 2.1%, 2024	JPY	35,750,000	401,147
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	1,793,220
Republic of Iceland, 5.875%, 2022 (n)		631,000	660,657

			$6,935,929
Internet - 0.4%
Baidu, Inc., 3.25%, 2018		$1,846,000	$1,866,339
Baidu, Inc., 3.5%, 2022		475,000	435,335

			$2,301,674
Machinery & Tools - 1.6%
Blueline Rental Finance Corp., 7%, 2019 (z)		$385,000	$397,994
Case New Holland, Inc., 7.875%, 2017		780,000	913,575
CNH America LLC, 7.25%, 2016		1,065,000	1,170,169
CNH Capital LLC, 3.625%, 2018		630,000	637,088
Ferreycorp S.A.A., 4.875%, 2020 (n)		866,000	792,390
H&E Equipment Services Co., 7%, 2022		1,005,000	1,090,425
Jurassic Holdings III, Inc., 6.875%, 2021 (z)		585,000	587,925
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,510,000	1,691,200
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	1,021,475
United Rentals North America, Inc., 5.75%, 2018		510,000	545,063
United Rentals North America, Inc., 7.625%, 2022		509,000	572,625

			$9,419,929
Major Banks - 4.0%
ABN AMRO North America Finance, Inc., 7.125%, 2022	EUR	250,000	$411,519
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,500,000	1,545,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 4.125%, 2024		$475,000	$479,608
Bank of America Corp., FRN, 5.2%, 2049		2,609,000	2,336,360
Barclays Bank PLC, 6%, 2021	EUR	300,000	465,498
Barclays Bank PLC, 7.625%, 2022		$1,315,000	1,397,188
Barclays Bank PLC, 6.75% to 2018, FRN to 2023	GBP	200,000	365,340
BBVA Senior Finance S.A., 3.25%, 2016	EUR	300,000	420,135
BNP Paribas, FRN, 2.995%, 2014		$1,532,000	1,565,854
Credit Agricole S.A., 7.375%, 2023	GBP	200,000	396,485
Credit Agricole S.A., 7.875% to 2019, FRN to 2049	EUR	350,000	546,746
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		$1,055,000	1,083,366
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,463,626
HBOS PLC, 4.375%, 2019	EUR	300,000	405,229
ING Bank N.V., 4.875%, 2021	EUR	250,000	397,205
JPMorgan Chase & Co., 3.25%, 2022		$765,000	741,622
JPMorgan Chase & Co., 6% to 2023, FRN to 2049		1,485,000	1,429,313
JPMorgan Chase & Co., 6.75% to 2024, FRN to 2049		486,000	492,561
Morgan Stanley, 6.625%, 2018		2,000,000	2,341,156
National Westminster Bank PLC, FRN, 2.434%, 2049	EUR	330,000	403,345
PNC Bank N.A., 3.8%, 2023		$600,000	601,617
Regions Financial Corp., 2%, 2018		421,000	411,715
Royal Bank of Scotland Group PLC, 6.934%, 2018	EUR	400,000	610,620
Royal Bank of Scotland Group PLC, 5.5%, 2020	EUR	300,000	479,967
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$435,000	461,100
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		765,000	808,031
Societe Generale, 4.25%, 2022	EUR	200,000	309,107
Wells Fargo & Co., 5.375%, 2043		$252,000	258,457

			$22,627,770
Medical & Health Technology & Services - 3.6%
AmSurg Corp., 5.625%, 2020		$500,000	$520,000
CHS/Community Health Systems, Inc., 5.125%, 2021 (z)		225,000	226,406
CHS/Community Health Systems, Inc., 6.875%, 2022 (z)		675,000	691,875
Davita, Inc., 6.375%, 2018		1,600,000	1,680,000
Davita, Inc., 6.625%, 2020		1,696,000	1,818,960
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		335,000	369,338
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		800,000	850,000
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)		430,000	456,875
HCA, Inc., 7.25%, 2020		565,000	613,731
HCA, Inc., 7.5%, 2022		980,000	1,106,175
HCA, Inc., 5.875%, 2022		835,000	878,838
HealthSouth Corp., 8.125%, 2020		1,510,000	1,645,900
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019		1,110,000	1,184,925
Kinetic Concepts, Inc., 12.5%, 2019		575,000	649,750
Lifepoint Hospitals, Inc., 5.5%, 2021 (n)		1,240,000	1,261,700
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,546,698
Tenet Healthcare Corp., 8%, 2020		1,730,000	1,890,025
Tenet Healthcare Corp., 4.5%, 2021		960,000	930,000
Tenet Healthcare Corp., 8.125%, 2022		320,000	349,200
Universal Health Services, Inc., 7%, 2018		650,000	692,250
Universal Health Services, Inc., 7.625%, 2020		1,010,000	1,068,075

			$20,430,721
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020		$840,000	$895,650
Physio-Control International, Inc., 9.875%, 2019 (n)		603,000	676,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 6.875%, 2019		$800,000	$836,000

			$2,407,764
Metals & Mining - 2.9%
ArcelorMittal S.A., 6.75%, 2022		$260,000	$280,475
ArcelorMittal S.A., 7.25%, 2041		505,000	484,800
Arch Coal, Inc., 8%, 2019 (z)		405,000	403,988
Arch Coal, Inc., 7.25%, 2020		595,000	456,663
Barrick North America Finance LLC, 5.75%, 2043		500,000	463,156
Cameco Corp., 5.67%, 2019	CAD	475,000	479,440
Century Aluminum Co., 7.5%, 2021 (n)		$1,405,000	1,401,488
Commercial Metals Co., 4.875%, 2023		563,000	529,220
Consol Energy, Inc., 8%, 2017		755,000	790,863
Consol Energy, Inc., 8.25%, 2020		1,435,000	1,555,181
First Quantum Minerals Ltd., 7.25%, 2019 (n)		1,496,000	1,522,180
Fortescue Metals Group Ltd., 8.25%, 2019 (n)		820,000	903,025
Glencore Finance (Europe) S.A., 6.5%, 2019	GBP	150,000	280,197
Peabody Energy Corp., 6%, 2018		$485,000	516,525
Peabody Energy Corp., 6.25%, 2021		485,000	489,850
Plains Exploration & Production Co., 6.875%, 2023		1,000,000	1,105,000
Rio Tinto Finance (USA) Ltd., 3.75%, 2021		242,000	249,187
Rio Tinto Finance (USA) PLC, 3.5%, 2022		139,000	137,581
Rio Tinto Finance PLC, 2%, 2020	EUR	250,000	339,727
Southern Copper Corp., 5.25%, 2042		$700,000	563,510
TMS International Corp., 7.625%, 2021 (n)		680,000	722,500
Vale Overseas Ltd., 4.625%, 2020		681,000	698,848
Vale Overseas Ltd., 4.375%, 2022		658,000	634,836
Walter Energy, Inc., 9.5%, 2019 (n)		280,000	284,200
Walter Energy, Inc., 8.5%, 2021		870,000	643,800
Xstrata Finance (Canada) Ltd., 5.25%, 2017	EUR	300,000	451,795

			$16,388,035
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 2037		$3,318,199	$3,651,740

Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023		$465,000	$436,249

Natural Gas - Distribution - 0.7%
AmeriGas Finance LLC, 6.75%, 2020		$1,315,000	$1,436,638
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021		845,000	870,350
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 2022 (n)		410,000	422,300
Gas Natural Fenosa Finance B.V., 3.875%, 2023	EUR	400,000	571,879
GDF Suez, 5%, 2060	GBP	300,000	524,150
ONEOK, Inc., 4.25%, 2022		$424,000	412,353

			$4,237,670
Natural Gas - Pipeline - 2.3%
Access Midstream Partners Co., 5.875%, 2021		$320,000	$339,200
Access Midstream Partners Co., 4.875%, 2023		1,660,000	1,626,800
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 2021		305,000	281,363
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 2023		930,000	890,475
Crestwood Midstream Partners LP, 6%, 2020		860,000	883,650
Crestwood Midstream Partners LP, 6.125%, 2022 (n)		220,000	224,400
Crosstex Energy, Inc., 7.125%, 2022		79,000	90,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
El Paso Corp., 7.75%, 2032		$2,214,000	$2,284,080
Enbridge, Inc., 3.19%, 2022	CAD	500,000	438,258
Energy Transfer Equity LP, 7.5%, 2020		$1,165,000	1,312,081
Energy Transfer Partners LP, 3.6%, 2023		591,000	558,911
MarkWest Energy Partners LP, 4.5%, 2023		626,000	590,005
Sabine Pass Liquefaction, 5.625%, 2021 (n)		860,000	857,850
Sabine Pass Liquefaction, 5.625%, 2023 (n)		1,285,000	1,220,750
Spectra Energy Partners LP, 4.75%, 2024		306,000	322,872
Summit Midstream Holdings LLC, 7.5%, 2021 (n)		580,000	617,700
TransCanada PipeLines Ltd., 5.1%, 2017	CAD	425,000	417,525

			$12,956,573
Network & Telecom - 1.5%
British Telecom PLC, 5.75%, 2028	GBP	300,000	$559,832
Centurylink, Inc., 6.45%, 2021		$185,000	192,631
Centurylink, Inc., 7.65%, 2042		890,000	794,325
Citizens Communications Co., 9%, 2031		920,000	920,000
Deutsche Telekom International Finance B.V., 4.875%, 2025	EUR	250,000	401,633
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)		$776,000	766,959
Frontier Communications Corp., 8.125%, 2018		245,000	278,688
Telecom Italia S.p.A, 5.625%, 2015	GBP	150,000	260,404
Telecom Italia S.p.A., 5.375%, 2019	EUR	400,000	576,475
Telefonica Emisiones S.A.U., 3.987%, 2023	EUR	500,000	700,438
TW Telecom Holdings, Inc., 5.375%, 2022		$295,000	292,050
TW Telecom Holdings, Inc., 5.375%, 2022		565,000	559,350
Verizon Communications, Inc., 6.4%, 2033		1,000,000	1,171,684
Windstream Corp., 7.75%, 2020		710,000	752,600
Windstream Corp., 7.75%, 2021		125,000	131,250

			$8,358,319
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 2022		$850,000	$896,750
Dresser-Rand Group, Inc., 6.5%, 2021		405,000	432,338
Edgen Murray Corp., 8.75%, 2020 (n)		413,000	475,983
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)		1,524,161	1,554,644
Pacific Drilling S.A., 5.375%, 2020 (n)		880,000	877,800
Qgog Constellation S.A., 6.25%, 2019 (n)		438,000	411,173
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		1,020,000	1,037,850
Unit Corp., 6.625%, 2021		1,505,000	1,580,250

			$7,266,788
Other Banks & Diversified Financials - 3.4%
Alfa Bank, 7.5%, 2019 (n)		$367,000	$389,020
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		509,000	505,183
Banco GNB Sudameris S.A., 3.875%, 2018 (n)		431,000	411,605
Banco Santander S.A., 4.125%, 2022 (n)		248,000	231,880
Banco Santander S.A., FRN, 5.95%, 2024 (n)		200,000	203,250
Bancolombia S.A., 5.95%, 2021		1,094,000	1,140,495
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)		463,000	435,917
Banque Federative du Credit Mutuel, 2%, 2019	EUR	300,000	407,895
BBVA Banco Continental S.A., 5%, 2022 (n)		$325,000	322,969
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		1,207,000	1,296,016
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		350,000	374,938
BBVA Continental, 5.75%, 2017 (n)		518,000	558,145
Capital One Financial Corp., 1%, 2015		800,000	800,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 1.25%, 2016		$1,000,000	$1,004,615
Citigroup, Inc., 6.125%, 2018		463,000	538,090
Deutsche Bank Capital Funding Trust, FRN, 2.288%, 2049	EUR	400,000	524,644
Dexia Credit Local, NY, 5.375%, 2014	EUR	300,000	412,288
Discover Bank, 7%, 2020		$249,000	294,301
Erste Group Bank AG, 7.125%, 2022	EUR	250,000	394,925
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	3,416,018
Industrial Senior Trust, 5.5%, 2022 (n)		220,000	200,200
Intesa Sanpaolo S.p.A., 4.125%, 2016	EUR	300,000	428,508
Intesa Sanpaolo S.p.A., 5.25%, 2022	GBP	250,000	432,040
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 2017	EUR	300,000	446,849
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		$1,930,000	2,079,575
LBG Capital No. 2 PLC, 6.385%, 2020	EUR	450,000	641,812
Macquarie Group Ltd., 3%, 2018 (n)		$404,000	405,737
Rabobank Nederland N.V., 4%, 2022	GBP	200,000	344,068
Santander Issuances S.A., 4.5% to 2014, FRN to 2019	EUR	300,000	391,460
UBS AG, 7.625%, 2022		$435,000	499,965

			$19,532,966
Pharmaceuticals - 1.7%
AbbVie, Inc., 1.2%, 2015		$800,000	$808,079
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	999,449
Capsugel S.A., 7%, 2019 (n)(p)		$295,000	301,269
Celgene Corp., 1.9%, 2017		526,000	531,748
Endo Finance Co., 5.75%, 2022 (z)		450,000	448,875
Endo Health Solutions, Inc., 7.25%, 2022		605,000	644,325
Hospira, Inc., 5.2%, 2020		72,000	76,547
Mylan, Inc., 2.6%, 2018 (n)		1,000,000	1,018,027
Salix Pharmaceuticals Ltd., 6%, 2021 (z)		485,000	505,613
Teva Pharmaceutical Finance B.V., 2.95%, 2022		500,000	462,320
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		1,560,000	1,680,900
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		815,000	888,350
Vantage Point Imaging, 7.5%, 2021 (n)		525,000	584,719
Watson Pharmaceuticals, Inc., 1.875%, 2017		700,000	698,389

			$9,648,610
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 2020 (n)		$1,340,000	$1,279,700
IAMGOLD Corp., 6.75%, 2020 (n)		1,156,000	991,270

			$2,270,970
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$35,020
Gannett Co., Inc., 6.375%, 2023 (n)		635,000	650,875
Gannett Co., Inc., 5.125%, 2019 (n)		85,000	87,763
Gannett Co., Inc., 5.125%, 2020 (n)		460,000	460,575
Lamar Media Corp., 5%, 2023		755,000	732,350
Moody’s Corp., 4.5%, 2022		700,000	721,289
Wolters Kluwer N.V., 6.375%, 2018	EUR	300,000	485,124

			$3,172,996
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 2023 (n)		$650,000	$643,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - 1.6%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 2021		$700,000	$717,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		705,000	731,438
DuPont Fabros Technology LP, REIT, 5.875%, 2021		1,575,000	1,634,063
ERP Properties, REIT, 7.75%, 2020		990,000	1,152,191
ERP Properties, REIT, 5.75%, 2022		250,000	260,602
Felcor Lodging LP, REIT, 5.625%, 2023		460,000	449,650
Hammerson PLC, REIT, 2.75%, 2019	EUR	300,000	420,657
Hammerson PLC, REIT, 6%, 2026	GBP	250,000	484,503
MPT Operating Partnership LP, REIT, 6.875%, 2021		$760,000	809,400
MPT Operating Partnership LP, REIT, 6.375%, 2022		1,255,000	1,295,788
Simon Property Group, Inc., REIT, 10.35%, 2019		900,000	1,225,931

			$9,181,723
Retailers - 1.5%
Academy Ltd., 9.25%, 2019 (n)		$475,000	$518,344
Best Buy Co., Inc., 5.5%, 2021		320,000	315,200
Burlington Coat Factory Warehouse Corp., 10%, 2019		895,000	997,925
CST Brands, Inc., 5%, 2023		150,000	144,000
Dollar General Corp., 4.125%, 2017		831,000	896,679
Gap, Inc., 5.95%, 2021		1,000,000	1,118,313
Home Depot, Inc., 4.875%, 2044		378,000	395,693
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)		705,000	733,200
Limited Brands, Inc., 7%, 2020		415,000	466,875
Limited Brands, Inc., 6.95%, 2033		360,000	353,700
Marks & Spencer Group PLC, 4.75%, 2025	GBP	300,000	496,932
Rite Aid Corp., 9.25%, 2020		$1,140,000	1,301,025
Sally Beauty Holdings, Inc., 6.875%, 2019		590,000	649,000
Wesfarmers Ltd., 1.874%, 2018 (n)		156,000	154,565

			$8,541,451
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 2021		$1,215,000	$1,239,300
Ecolab, Inc., 4.35%, 2021		500,000	533,651
SIBUR Securities Ltd., 3.914%, 2018 (n)		294,000	282,240

			$2,055,191
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 4.5%, 2023		$344,000	$350,275
Canadian Tire Corp. Ltd., 4.95%, 2015	CAD	450,000	421,333
Michaels Stores, Inc., 7.75%, 2018		$475,000	507,063
Michaels Stores, Inc., 5.875%, 2020 (z)		230,000	230,000

			$1,508,671
Steel - 0.1%
Severstal, 5.9%, 2022 (n)		$322,000	$307,510

Supermarkets - 0.1%
Delhaize Group, 3.125%, 2020	EUR	300,000	$422,882
William Morrison Supermarkets PLC, 3.5%, 2026	GBP	150,000	223,998

			$646,880
Supranational - 0.1%
Eurasian Development Bank, 4.767%, 2022 (n)		$226,000	$218,718
European Investment Bank, 5.125%, 2017		500,000	566,705

			$785,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - 4.0%
Altice Financing S.A., 6.5%, 2022 (n)		$2,026,000	$2,056,390
Altice Finco S.A., 8.125%, 2024 (n)		919,000	960,355
America Movil S.A.B. de C.V., 4.75%, 2022	EUR	525,000	812,337
American Tower Corp., REIT, 3.5%, 2023		$743,000	703,558
Crown Castle International Corp., 7.125%, 2019		370,000	395,900
Crown Castle International Corp., 5.25%, 2023		475,000	470,844
Crown Castle Towers LLC, 6.113%, 2020 (n)		420,000	482,053
Digicel Group Ltd., 8.25%, 2017 (n)		1,140,000	1,182,180
Digicel Group Ltd., 10.5%, 2018 (n)		880,000	935,440
Digicel Group Ltd., 8.25%, 2020 (n)		615,000	639,600
Digicel Group Ltd., 6%, 2021 (n)		1,279,000	1,240,630
Eileme 2 AB, 11.625%, 2020 (n)		925,000	1,099,594
MetroPCS Wireless, Inc., 7.875%, 2018		720,000	768,600
MetroPCS Wireless, Inc., 6.25%, 2021 (n)		975,000	1,012,781
Millicom International Cellular S.A., 4.75%, 2020 (n)		446,000	422,585
Millicom International Cellular S.A., 6.625%, 2021 (n)		412,000	414,682
MTS International Funding Ltd., 5%, 2023 (n)		201,000	184,920
Sprint Capital Corp., 6.875%, 2028		1,210,000	1,155,550
Sprint Corp., 7.875%, 2023 (n)		1,410,000	1,505,175
Sprint Corp., 7.125%, 2024 (z)		225,000	226,125
Sprint Nextel Corp., 8.375%, 2017		420,000	485,100
Sprint Nextel Corp., 9%, 2018 (n)		470,000	567,525
Sprint Nextel Corp., 6%, 2022		1,050,000	1,031,625
T-Mobile USA, Inc., 6.125%, 2022		145,000	148,263
T-Mobile USA, Inc., 6.5%, 2024		405,000	413,606
T-Mobile USA, Inc., 6.464%, 2019		395,000	415,738
T-Mobile USA, Inc., 6.633%, 2021		220,000	231,550
VimpelCom Ltd., 5.95%, 2023 (n)		255,000	239,063
Wind Acquisition Finance S.A., 12.25%, 2017 (n)(p)		1,311,250	1,357,144
Wind Acquisition Finance S.A., 7.25%, 2018 (n)		1,150,000	1,204,625

			$22,763,538
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)		$460,000	$501,400
Level 3 Financing, Inc., 9.375%, 2019		790,000	880,850
Level 3 Financing, Inc., 8.625%, 2020		425,000	474,938
TELUS Corp., 5.05%, 2020	CAD	475,000	475,823

			$2,333,011
Tobacco - 0.5%
Altria Group, Inc., 4%, 2024		$164,000	$163,757
Imperial Tobacco Group PLC, 5.5%, 2026	GBP	350,000	642,152
Lorillard Tobacco Co., 8.125%, 2019		$700,000	871,691
Reynolds American, Inc., 6.75%, 2017		816,000	946,263

			$2,623,863
Transportation - Services - 2.5%
Aguila American Resources Ltd., 7.875%, 2018 (n)		$1,090,000	$1,156,763
Avis Budget Car Rental LLC, 8.25%, 2019		635,000	683,419
Avis Budget Car Rental LLC, 9.75%, 2020		420,000	486,150
CEVA Group PLC, 8.375%, 2017 (n)		1,140,000	1,189,875
ERAC USA Finance Co., 7%, 2037 (n)		878,000	1,081,535
HIT Finance B.V., 4.875%, 2021	EUR	300,000	459,350
Jack Cooper Holdings Corp., 9.25%, 2020 (n)		$1,240,000	1,354,700
Navios Maritime Acquisition Corp., 8.125%, 2021 (n)		1,210,000	1,234,200
Navios Maritime Holding, Inc., 7.375%, 2022 (n)		1,325,000	1,334,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Transportation - Services - continued
Navios South American Logistics, Inc., 9.25%, 2019		$783,000	$838,789
Stena AB, 7%, 2024 (n)		875,000	892,500
Swift Services Holdings, Inc., 10%, 2018		1,980,000	2,182,950
Syncreon Group BV/Syncre, 8.625%, 2021 (n)		585,000	605,475
Topaz Marine S.A., 8.625%, 2018 (n)		208,000	211,120
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021		491,000	527,825

			$14,239,589
U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds, 6.875%, 2025		$4,160,000	$5,820,751
U.S. Treasury Bonds, 3.125%, 2041 (f)		12,069,000	11,050,678

			$16,871,429
Utilities - Electric Power - 2.7%
AES Corp., 7.375%, 2021		$560,000	$620,200
Calpine Corp., 7.875%, 2020 (n)		920,000	1,007,400
Calpine Corp., 6%, 2022 (n)		145,000	150,075
CMS Energy Corp., 5.05%, 2022		500,000	553,711
Covanta Holding Corp., 7.25%, 2020		1,815,000	1,973,813
E.ON International Finance B.V., 6.375%, 2032	GBP	200,000	403,945
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)		$303,000	313,605
Enel S.p.A., 6.25%, 2019	GBP	250,000	463,964
Enel S.p.A., 5.25%, 2024	EUR	300,000	464,168
Enel S.p.A. , 8.75% to 2013, FRN to 2073 (n)		$500,000	542,500
Energy Future Holdings Corp., 10%, 2020		733,000	775,148
Energy Future Holdings Corp., 10%, 2020 (n)		995,000	1,047,238
InterGen N.V., 7%, 2023 (n)		560,000	576,800
NGG Finance PLC, FRN, 5.625%, 2073	GBP	250,000	410,975
NRG Energy, Inc., 8.25%, 2020		$1,860,000	2,032,050
NRG Energy, Inc., 6.25%, 2022 (z)		385,000	385,963
NRG Energy, Inc., 6.625%, 2023		1,035,000	1,056,994
PPL WEM Holdings PLC, 5.375%, 2021 (n)		183,000	200,889
Red Electrica de Espana, 3.5%, 2016	EUR	300,000	430,026
Red Electrica de Espana, 4.75%, 2018	EUR	200,000	304,707
Southern Electric Power Co. Ltd., 4.625%, 2037	GBP	200,000	340,195
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)		$415,000	306,063
Waterford 3 Funding Corp., 8.09%, 2017		813,046	815,417

			$15,175,846
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 2028 (n)		$387,000	$334,755

Utilities - Water - 0.1%
Veolia Environnement S.A., 4.45% to 2018, FRN to 2049	EUR	400,000	$532,089
Total Bonds			$623,281,517

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)		$605,000	$604,244

Floating Rate Loans (g)(r) - 1.3%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020		$440,127	$442,878

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019		$473,676	$475,452

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$286,993	$288,786

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$531,874	$535,973

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$368,283	$369,204

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	$443,417	$445,630
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	273,234	275,810

		$721,440
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 2020	$388,021	$390,532

Medical & Health Technology & Services - 0.0%
CHS/Community Health Systems, Inc., Term Loan D, 2021 (o)	$181,591	$183,440

Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 4.25%, 2019	$483,482	$488,770

Retailers - 0.2%
Rite Aid Corp., 2nd Lien Term Loan, 4.87%, 2021	$328,597	$333,937
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 2019	629,372	596,330

		$930,267
Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$1,391,389	$1,384,432

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 2020	$934,047	$929,669
Total Floating Rate Loans		$7,140,843

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$78,791

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$40,920
Total Common Stocks		$119,711

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	480	$464,565
GMAC Capital Trust I, 8.125%	28,250	773,485
Total Preferred Stocks		$1,238,050

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	27,845,525	$27,845,525
Total Investments		$660,229,890

Other Assets, Less Liabilities - (15.6)%		(89,035,997)
Net Assets - 100.0%		$571,193,893

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $217,748,497, representing 38.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$450,000	$464,565
American Media, Inc., 13.5%, 2018	12/22/10	33,016	35,020
Arch Coal, Inc., 8%, 2019	12/12/13-1/23/14	405,798	403,988
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040	3/01/06	2,440,310	1,305,408
Beverage Packaging Holdings Group, 6%, 2017	12/04/13	145,000	148,625
Blueline Rental Finance Corp., 7%, 2019	1/16/14	385,000	397,994
CCM Merger, Inc., 9.125%, 2019	12/09/13-1/14/14	948,915	938,950
CHS/Community Health Systems, Inc., 5.125%, 2021	1/15/14	225,000	226,406
CHS/Community Health Systems, Inc., 6.875%, 2022	1/15/14-1/22/14	688,201	691,875
Endo Finance Co., 5.75%, 2022	12/11/13	450,000	448,875
Falcon Franchise Loan LLC, FRN, 13.873%, 2025	1/29/03	38,073	163,531
First Union National Bank Commercial Mortgage Trust, FRN, 1.741%, 2043	12/11/03	1,362	838
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	112,524	118,199
Headwaters, Inc., 7.25%, 2019	12/05/13-1/13/14	344,991	343,375
Icahn Enterprises LP, 6%, 2020	1/08/14	545,659	554,394
Jurassic Holdings III, Inc., 6.875%, 2021	1/24/14-1/27/14	586,275	587,925
Laredo Petroleum, Inc., 5.625%, 2022	1/13/14	150,000	149,250
Michaels Stores, Inc., 5.875%, 2020	12/16/13	230,000	230,000
Morgan Stanley Capital I, Inc., FRN, 1.411%, 2039	7/20/04	44,754	22,752
NRG Energy, Inc., 6.25%, 2022	1/10/14	385,000	385,963
Northern Blizzard Resources, Inc., 7.25%, 2022	1/24/14-1/27/14	715,831	715,000
Petroleos Mexicanos, 4.875%, 2024	1/15/14	284,439	284,639
Prestige Brands, Inc., 5.375%, 2021	12/03/13-12/04/13	350,284	350,000
Republic of Indonesia, 5.875%, 2024	1/07/14	223,747	229,219
Republic of Romania, 4.875%, 2024	1/14/14	324,279	323,145
Republic of Trinidad & Tobago, 4.375%, 2024	12/11/13	213,000	219,390
Salix Pharmaceuticals Ltd., 6%, 2021	12/12/13-12/13/13	491,424	505,613
Sprint Corp., 7.125%, 2024	12/09/13	225,000	226,125
Taminco Global Chemical Corp., 9.75%, 2020	12/12/13	1,366,725	1,356,000

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
VTR Finance B.V., 6.875%, 2024	1/17/14	$207,000	$207,240
Total Restricted Securities			$12,034,304
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	3,255,000	4/11/14	$2,880,789	$2,836,019	$44,770
SELL	AUD	Westpac Banking Corp.	4,214,578	4/11/14	3,761,216	3,672,081	89,135
SELL	CAD	Goldman Sachs International	6,318,000	4/11/14	5,816,279	5,663,777	152,502
SELL	CAD	Merrill Lynch International Bank	2,878,534	4/11/14	2,642,311	2,580,464	61,847
SELL	CHF	Goldman Sachs International	101,864	4/11/14	112,954	112,416	538
BUY	CNY	Deutsche Bank AG	17,355,000	4/14/14	2,842,752	2,860,954	18,202
BUY	CNY	JPMorgan Chase Bank N.A	17,373,000	4/14/14	2,848,033	2,863,922	15,889
SELL	EUR	Barclays Bank PLC	9,002,755	3/18/14	12,385,927	12,142,182	243,745
SELL	EUR	Credit Suisse Group	8,449,096	4/11/14	11,549,408	11,395,622	153,786
SELL	EUR	Goldman Sachs International	2,615,000	4/11/14	3,557,359	3,526,951	30,408
SELL	EUR	JPMorgan Chase Bank N.A	8,449,096	4/11/14	11,549,323	11,395,622	153,701
SELL	GBP	Deutsche Bank AG	343,652	4/11/14	565,714	564,648	1,066
SELL	MXN	Barclays Bank PLC	73,848,000	2/24/14	5,563,357	5,513,143	50,214

							$1,015,803

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	DKK	UBS AG	11,054	4/11/14	$2,022	$1,999	$(23)
BUY	EUR	Barclays Bank PLC	314,315	4/11/14	425,576	423,928	(1,648)
BUY	EUR	Citibank N.A.	140,000	4/11/14	191,353	188,823	(2,530)
BUY	GBP	Citibank N.A.	1,696,000	4/11/14	2,788,236	2,786,666	(1,570)
SELL	GBP	Credit Suisse Group	3,822,987	4/11/14	6,275,319	6,281,479	(6,160)
BUY	INR	Deutsche Bank AG	178,056,000	2/13/14	2,866,093	2,835,847	(30,246)
SELL	JPY	Citibank N.A.	319,084,000	4/11/14	3,044,599	3,124,140	(79,541)
SELL	JPY	Deutsche Bank AG	321,991,344	4/11/14	3,106,660	3,152,606	(45,946)
SELL	JPY	Goldman Sachs International	924,066,344	4/11/14	8,853,613	9,047,501	(193,888)
BUY	KRW	JPMorgan Chase Bank N.A	112,535,000	3/21/14	105,862	104,843	(1,019)
BUY	MXN	Citibank N.A.	39,441,000	4/11/14	3,006,157	2,933,787	(72,370)
BUY	MXN	Goldman Sachs International	38,040,000	4/11/14	2,885,205	2,829,575	(55,630)
BUY	MXN	JPMorgan Chase Bank N.A	38,407,000	4/16/14	2,913,042	2,855,755	(57,287)
BUY	NOK	Goldman Sachs International	1,046,290	4/11/14	171,322	166,271	(5,051)
BUY	NZD	Goldman Sachs International	3,414,000	4/11/14	2,800,562	2,747,311	(53,251)
BUY	NZD	Westpac Banking Corp.	3,526,000	4/11/14	2,940,755	2,837,440	(103,315)
BUY	PLN	Deutsche Bank AG	8,882,000	2/18/14	2,886,689	2,815,259	(71,430)
BUY	SEK	Goldman Sachs International	760,272	4/11/14	117,919	115,921	(1,998)
BUY	SGD	Citibank N.A.	102,000	4/11/14	80,454	79,891	(563)
BUY	ZAR	Barclays Bank PLC	921,000	2/18/14	84,945	82,709	(2,236)

							$(785,702)

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$59,982,750	March - 2014	$1,377

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	$1,068,750	March - 2014	$(23,653)

At January 31, 2014, the fund had liquid securities with an aggregate value of $905,558 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$852,276	$464,565	$40,920	$1,357,761
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	16,871,429	—	16,871,429
Non-U.S. Sovereign Debt	—	87,757,750	—	87,757,750
Municipal Bonds	—	436,249	—	436,249
U.S. Corporate Bonds	—	339,106,040	—	339,106,040
Residential Mortgage-Backed Securities	—	3,993,889	—	3,993,889
Commercial Mortgage-Backed Securities	—	23,028,763	—	23,028,763
Asset-Backed Securities (including CDOs)	—	2,415,085	—	2,415,085
Foreign Bonds	—	150,276,556	—	150,276,556
Floating Rate Loans	—	7,140,843	—	7,140,843
Mutual Funds	27,845,525	—	—	27,845,525
Total Investments	$28,697,801	$631,491,169	$40,920	$660,229,890

Other Financial Instruments
Futures Contracts	$(22,276)	$—	$—	$(22,276)
Forward Foreign Currency Exchange Contracts	—	230,101	—	230,101

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/13	$41,673
Change in unrealized appreciation (depreciation)	(753)
Balance as of 1/31/14	$40,920

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2014 is $(753).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$648,630,482
Gross unrealized appreciation	23,996,893
Gross unrealized depreciation	(12,397,485)
Net unrealized appreciation (depreciation)	$11,599,408

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,441,444	60,440,245	(57,036,164)	27,845,525

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,888	$27,845,525

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	57.3%
United Kingdom	4.5%
Mexico	3.9%
Russia	3.1%
Canada	3.0%
France	2.7%
Luxembourg	1.9%
Indonesia	1.7%
Israel	1.6%
Other Countries	20.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.